UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2410

Dreyfus Liquid Assets, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/14

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus

Liquid Assets, Inc.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
24	Important Tax Information
25	Board Members Information
28	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Liquid Assets, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Liquid Assets, covering the 12-month period from January 1, 2014, through December 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Long-term interest rates fell unexpectedly in the midst of a sustained economic recovery in 2014, driven downward by robust demand from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts. In contrast to sluggish global economic conditions, the U.S. economic recovery gained traction as evidenced by falling unemployment, rising consumer spending, and higher levels of capital spending by businesses. Nonetheless, short-term rates and money market yields remained steady throughout the year, anchored near historical lows by an unchanged federal funds rate.

Many economists appear to be optimistic about economic prospects for 2015. Our own analysts agree and, in light of the ongoing benefits of low interest rates and depressed energy prices, see the potential for a somewhat faster pace of global growth in 2015 than in 2014. U.S. economic growth also seems poised to accelerate, largely due to the fading of drags from tight fiscal policies adopted in the wake of the Great Recession. The Federal Reserve Board has indicated that it may begin to raise short-term interest rates in mid-2015, but rate hikes are likely to be modest and gradual to avoid undermining the recovery. Of course, stronger economic growth could create risks for some asset classes, which is why we urge you to talk regularly with your financial advisor about the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through December 31, 2014, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2014, Dreyfus Liquid Assets’ Class 1 shares produced a yield of 0.00%, and its Class 2 shares produced a yield of 0.00%. Taking into account the effects of compounding, the fund’s Class 1 and Class 2 shares provided effective yields of 0.00% and 0.00%, respectively, for the same period.1

Despite rising long-term interest rates and a recovering U.S. economy during 2014, money market yields remained anchored by an unchanged federal funds rate between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital.To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic and foreign banks or thrifts or their subsidiaries or agencies or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, municipal securities, commercial paper and other short-term corporate obligations of U.S. issuers, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its net assets in bank obligations.

U.S. Economy Rebounded after Soft Patch

A recovering U.S. economy and the Federal Reserve Board (the “Fed”)’s decision to begin tapering its quantitative easing program helped drive yields of 10-year U.S. Treasury securities above 3% by the start of 2014, but long-term rates moderated in January 2014 amid concerns that global economic instability could derail the U.S. recovery.Yet, corporate earnings remained strong, the unemployment rate declined to 6.6% with the addition of 144,000 jobs, and the Fed continued to reduce quantitative easing.The economy strengthened further in February when the manufacturing and

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

service sectors posted gains.The unemployment rate rose to 6.7%, but 222,000 new jobs were created. In March, the unemployment rate stayed unchanged, and 203,000 positions were added. Nonetheless, U.S. GDP contracted at a 2.1% annualized rate over the first quarter due to severe winter weather.

304,000 new jobs were created in April, and the unemployment rate fell to 6.3%. In May, payrolls rose by 229,000, and the unemployment rate held steady. Meanwhile, manufacturing activity accelerated, and personal incomes posted gains. 267,000 jobs were created in June, and the unemployment rate dipped to 6.1%. Manufacturing activity, personal incomes, and home sales continued to grow. The U.S. economy rebounded at a robust 4.6% annualized rate during the second quarter.

The unemployment rate ticked higher to 6.2% in July, when 243,000 new jobs were created. The Fed implemented additional bond purchasing reductions in June and July, and regulators removed a degree of uncertainty from money market operations by delaying newly enacted rule changes until 2016. August saw higher retail and new home sales, but new job creation fell to 203,000 even as the unemployment rate fell back to 6.1%.

In September, the economic recovery created 271,000 new jobs, and the unemployment rate slid to 5.9%. Falling energy prices helped offset rising housing and food prices, contributing to a mild inflation rate of 0.1%. U.S. GDP grew at an estimated annualized 5.0% rate during the third quarter, its strongest quarterly performance since 2003.

Early October saw disappointing growth in Europe, which some believed might threaten the U.S. economy. Markets bounced back over the second half of the month when U.S. economic data stayed strong, including a 5.7% unemployment rate and 261,000 new jobs. Personal incomes rose, and fuel prices fell, giving consumers greater confidence. In November, the unemployment rate ticked higher to 5.8% while an estimated 353,000 new jobs were added. Hourly earnings rose by 0.4% during the month, suggesting that the recovery’s benefits may be broadening to more Americans. Meanwhile, falling fuel prices contributed to an inflation rate of 0.3% in November, giving consumers greater buying power during the holiday season.

December brought more positive economic news as the unemployment rate slipped to 5.6% and an estimated 252,000 jobs were created. For 2014 overall, 2.95 million jobs were added to the U.S. economy, the largest annual increase since 1999.

Fed in No Hurry to Raise Rates

Although the Fed ended its quantitative easing program in the fall, it reiterated that short-term interest rates are likely to remain unchanged as policymakers “can be patient in beginning to normalize the stance of monetary policy.”

In light of the Fed’s reluctance to raise rates, we have set the fund’s weighted average maturity in a range we consider to be slightly longer than market-neutral, and we have focused on well-established issuers with good quality and liquidity characteristics. In our view, these remain prudent strategies until we see more solid evidence that short-term interest rates are set to rise.

January 15, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class 1 shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through May 1, 2015, at which time it may be extended, terminated, or modified without notice.Yields provided for the fund’s Class 2 shares reflect the absorption of certain fund expenses by The Dreyfus Corporation, so that direct annual fund operating expenses for
Class 2 shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) do not exceed 0.55%.The Dreyfus Corporation may terminate this undertaking upon at least 90 days’
prior notice to investors. Had these expenses for Class 1 shares and Class 2 shares not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Liquid Assets, Inc. from July 1, 2014 to December 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2014

	Class 1	Class 2
Expenses paid per $1,000†	$.81	$.86
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2014

	Class 1	Class 2
Expenses paid per $1,000†	$.82	$.87
Ending value (after expenses)	$1,024.40	$1,024.35

† Expenses are equal to the fund’s annualized expense ratio of .16% for Class 1 and .17% for Class 2, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

December 31, 2014

	Principal
Negotiable Bank Certificates of Deposit—21.4%	Amount ($)		Value ($)
DNB Bank (Yankee)
0.23%, 5/18/15	35,000,000	[a]	35,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20%, 1/9/15	15,000,000		15,000,000
Nordea Bank Finland (Yankee)
0.23%, 5/20/15—6/2/15	25,000,000		24,999,903
Rabobank Nederland/NY (Yankee)
0.25%, 6/9/15	4,000,000		4,000,000
Skandinaviska Enskilda Banken NY (Yankee)
0.25%—0.26%, 3/9/15—4/17/15	30,000,000		30,000,000
Swedbank (Yankee)
0.26%, 6/1/15	30,000,000		30,000,000
Toronto Dominion Bank NY (Yankee)
0.14%—0.31%, 1/15/15—10/26/15	30,000,000		30,000,000
Total Negotiable Bank Certificates of Deposit
(cost $168,999,903)			168,999,903

Commercial Paper—29.2%
BNP Paribas Finance Inc.
0.22%, 1/21/15	30,000,000		29,996,333
Credit Agricole
0.05%, 1/2/15	35,000,000		34,999,951
Exxon Mobil Corp.
0.11%, 1/6/15	30,000,000		29,999,542
State Street Corp.
0.17%, 3/16/15	30,000,000		29,989,517
Sumitomo Mitsui Banking Corp.
0.26%, 3/13/15	30,000,000	[a]	29,984,617
Svenska Handelsbanken Inc
0.21%, 5/18/15	35,000,000	[a]	34,972,029
Toyota Motor Credit Corp.
0.22%, 2/18/15	30,000,000		29,991,200
United Overseas Bank Ltd.
0.22%, 4/14/15	10,000,000	[a]	9,993,705
Total Commercial Paper
(cost $229,926,894)			229,926,894

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Asset-Backed Commercial Paper—13.0%	Amount ($)		Value ($)
Alpine Securitization Corp.
0.22%, 1/5/15	30,000,000	[a]	29,999,267
Collateralized Commercial Paper Program Co., LLC
0.30%, 3/17/15	30,000,000		29,981,250
Metlife Short Term Funding LLC
0.16%, 4/13/15	12,000,000	[a]	11,994,560
Regency Markets No. 1 LLC
0.16%, 1/20/15	30,000,000	[a]	29,997,467
Total Asset-Backed Commercial Paper
(cost $101,972,544)			101,972,544

Time Deposits—25.4%
Australia and New Zealand Banking
Group Ltd. (Grand Cayman)
0.06%, 1/2/15	35,000,000		35,000,000
Canadian Imperial Bank of
Commerce (Grand Cayman)
0.04%, 1/2/15	35,000,000		35,000,000
DZ Bank AG (Grand Cayman)
0.04%, 1/2/15	38,000,000		38,000,000
Lloyds Bank (London)
0.05%, 1/2/15	35,000,000		35,000,000
Natixis New York (Grand Cayman)
0.05%, 1/2/15	22,000,000		22,000,000
Royal Bank of Canada (Toronto)
0.01%, 1/2/15	35,000,000		35,000,000
Total Time Deposits
(cost $200,000,000)			200,000,000

Repurchase Agreements—10.9%
ABN AMRO Bank N.V.
0.10%, dated 12/31/14, due 1/2/15 in the
amount of $60,000,333 (fully collateralized by
$12,657,304 U.S. Treasury Bonds, 2.75%-4.25%,
due 5/15/39-11/15/42, value $14,405,707,
$8,397,840 U.S. Treasury Inflation Protected
Securities, 0.13%-3.63%, due 1/15/18-4/15/28,
value $9,388,349 and $37,061,520
U.S. Treasury Notes, 1.75%-2.63%,
due 11/30/17-5/15/23, value $37,405,947)	60,000,000		60,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Barclays Capital, Inc.
0.05%, dated 12/31/14, due 1/2/15 in the
amount of $26,000,072 (fully collateralized by
$26,576,544 U.S. Treasury Notes, 0.38%-2%,
due 4/30/16-5/15/23, value $26,520,001)	26,000,000	26,000,000
Total Repurchase Agreements
(cost $86,000,000)		86,000,000

Total Investments (cost $786,899,341)	99.9%	786,899,341
Cash and Receivables (Net)	.1%	1,148,785
Net Assets	100.0%	788,048,126

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2014, these securities amounted to $181,941,645 or 23.1% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	68.4	Finance	3.8
Repurchase Agreements	10.9	Oil and Gas	3.8
Asset-Backed/Banking	7.6	Asset-Backed/Insurance	1.6
Asset-Backed/Multi-Seller Programs	3.8		99.9

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including
repurchase agreements of $86,000,000)—Note 1(b)	786,899,341	786,899,341
Cash		1,465,451
Interest receivable		59,852
Receivable for shares of Common Stock subscribed		6,710
Prepaid expenses		40,318
		788,471,672
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		217,417
Payable for shares of Common Stock redeemed		123,631
Accrued expenses		82,498
		423,546
Net Assets ($)		788,048,126
Composition of Net Assets ($):
Paid-in capital		788,046,068
Accumulated net realized gain (loss) on investments		2,058
Net Assets ($)		788,048,126

Net Asset Value Per Share
	Class 1	Class 2
Net Assets ($)	594,393,287	193,654,839
Shares Outstanding	594,709,686	193,756,662
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Income ($):
Interest Income	1,252,631
Expenses:
Management fee—Note 2(a)	4,035,171
Shareholder servicing costs—Note 2(b)	2,373,139
Custodian fees—Note 2(b)	104,286
Professional fees	78,863
Registration fees	75,682
Prospectus and shareholders’ reports	62,898
Directors’ fees and expenses—Note 2(c)	5,864
Miscellaneous	17,794
Total Expenses	6,753,697
Less—reduction in expenses due to undertaking—Note 2(a)	(5,505,511)
Less—reduction in fees due to earnings credits—Note 2(b)	(2,745)
Net Expenses	1,245,441
Investment Income—Net	7,190
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	2,058
Net Increase in Net Assets Resulting from Operations	9,248
See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
Operations ($):
Investment income—net	7,190	6,724
Net realized gain (loss) on investments	2,058	2,080
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,248	8,804
Dividends to Shareholders from ($):
Investment income—net:
Class 1	(1,361)	—
Class 2	(7,726)	(6,724)
Total Dividends	(9,087)	(6,724)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class 1	205,375,320	313,862,023
Class 2	350,434,951	348,783,179
Dividends reinvested:
Class 1	1,345	—
Class 2	7,542	6,557
Cost of shares redeemed:
Class 1	(290,681,638)	(382,628,549)
Class 2	(331,965,774)	(315,936,553)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(66,828,254)	(35,913,343)
Total Increase (Decrease) in Net Assets	(66,828,093)	(35,911,263)
Net Assets ($):
Beginning of Period	854,876,219	890,787,482
End of Period	788,048,126	854,876,219
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended December 31,
Class 1 Shares	2014		2013	2012	2011		2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00	1.00	1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	—	—	.000	[a]	.000	[a]
Distributions:
Dividends from investment income—net	(.000)[a]		—	—	(.000)[a]		(.000)[a]
Net asset value, end of period	1.00		1.00	1.00	1.00		1.00
Total Return (%)[b]	.00		.00	.00	.00		.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91		.94	.91	.87		.87
Ratio of net expenses
to average net assets	.15		.16	.19	.22		.31
Ratio of net investment income
to average net assets	.00	[b]	—	—	.00	[b]	.00	[b]
Net Assets, end of period ($ x 1,000)	594,393		679,673	748,427	850,461		1,066,647

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

			Year Ended December 31,
Class 2 Shares	2014		2013		2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.001	.001	.002
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.001)	(.001)	(.002)
Net asset value, end of period	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00	[b]	.01		.05	.08	.16
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.58		.61		.51	.51	.52
Ratio of net expenses
to average net assets	.16		.16		.16	.13	.16
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.04	.08	.16
Net Assets, end of period
($ x 1,000)	193,655		175,203		142,360	3,878,857	3,339,211

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Liquid Assets, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 30 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class 1 (23.5 billion shares authorized) and Class 2 (6.5 billion shares authorized). Class 1 and Class 2 shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class 2 shares are offered only to certain eligible financial institutions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2014 in valuing of fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	786,899,341
Level 3—Significant Unobservable Inputs	—
Total	786,899,341
† See Statement of Investments for additional detailed categorizations.

At December 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2014, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2014 and December 31, 2013 were all ordinary income.

During the period ended December 31, 2014, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $1,897 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At December 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is based on the value of the fund’s average daily net assets and is computed at the following annual rates: .50% of the first $1.5 billion; .48% of the next $500 million; .47% of the next $500 million; and .45% over $2.5 billion. The fee is payable monthly. The effective management fee rate during the period ended December 31, 2014 was .50%.The Agreement provides that if in any full fiscal year the aggregate expenses, excluding taxes, brokerage fees and extraordinary expenses, exceed 1% of the value of the fund’s average daily net assets, the Manager will reimburse the fund, or bear the excess expense over 1%.The Manager has undertaken, from January 1, 2014 through May 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund’s Class 1 shares, so that direct annual fund operating expenses (excluding expenses as described above) do not exceed .69% of the value of Class 1’s average daily net assets. The Manager has also undertaken to waive receipt of its fees and/or assume the expenses of the fund’s Class 2 shares, so that direct annual fund

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

operating expenses (excluding expenses as described above) do not exceed .55% of the value of Class 2’s average daily net assets. The Manager may terminate this undertaking upon at least 90 days prior notice to investors.

The Manager is also voluntarily limiting Class 1’s management fee to .16% of the value of Class 1’s average daily net assets and is waiving non-class specific expenses. The Manager is limiting Class 2’s current direct expenses, including the management fee, to .16% of the value of Class 2’s average daily net assets and, additionally, is waiving non-class specific expenses.These expense limitations and waivers are voluntary, not contractual, and may be terminated at any time.The waiver of fees, pursuant to these undertakings, amounted to $3,305,430 during the period ended December 31, 2014.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to this undertaking, amounted to $2,200,081 during the period ended December 31, 2014.

(b) Under the Shareholder Services Plan, Class 1 shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class 1’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2014, Class 1 shares were charged $1,571,840 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2014, the fund was charged $678,881 for transfer agency services and $34,819 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2,040.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2014, the fund was charged $104,286 pursuant to the custody agreement.These fees were partially offset by earnings credits of $705.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended December 31, 2014, the fund was charged $24,547 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended December 31, 2014, the fund was charged $7,771 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $330,465, Shareholder Services Plan fees $125,927, custodian fees $52,465, Chief Compliance Officer fees $1,851 and transfer agency fees $131,518, which are offset against an expense reimbursement currently in effect in the amount of $424,809.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Liquid Assets, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Liquid Assets, Inc., including the statement of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Liquid Assets, Inc. at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 26, 2015

The Fund 23

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 95.67% of ordinary income dividends paid during the fiscal year ended December 31, 2014 as qualifying “interest-related dividends”.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Nathan Leventhal (71)
Board Member (2009)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (1997-2014)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Membership During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 52
———————
Robin A. Melvin (51)
Board Member (2014)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 114

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Roslyn M. Watson (65)
Board Member (2014)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 70
———————
Benaree Pratt Wiley (68)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 70

INTERESTED BOARD MEMBERS

J. Charles Cardona (58)
Board Member (2014)†
Principal Occupation During Past 5Years:
• President and a Director of the Manager, Executive Vice President of the Distributor, President
of Dreyfus Institutional Services Division (2008-present)
No. of Portfolios for which Board Member Serves: 38
J. Charles Cardona is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with The Dreyfus Corporation.
———————
Gordon J. Davis (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-2014)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)
No. of Portfolios for which Board Member Serves: 62
Gordon J. Davis is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.
———————
Isabel P. Dunst (67)
Board Member (2014)
Principal Occupation During Past 5Years:
• Partner, Hogan Lovells LLP (1990-present)
No. of Portfolios for which Board Member Serves: 38
Isabel P. Dunst is deemed to be an “interested person” (as defined in the Act) of the fund as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.
———————
† J. Charles Cardona was elected as a Board Member of the fund on February 27, 2014.
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Clifford L.Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member
George L. Perry, Emeritus Board Member

The Fund 27

OFFICERS OF THE FUND (Unaudited)

The Fund 29

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $31,594 in 2013 and $32,226 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2013 and $6,120 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,841 in 2013 and $2,957 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $4,052 in 2013 and $5,140 in 2014. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

(g) Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $50,384,343 in 2013 and $23,307,177 in 2014.

(h) Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    February 24, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    February 24, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)